Divestitures - Additional Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Disposals [Line Items]
Proceeds From Divestiture of Assets	CAD 3,210	CAD 8	CAD 3,344
Gains losses on disposals of Investment	(1)	(6)	2,392
Heritage Royalty Limited Partnership [Member]
Disclosure Of Disposals [Line Items]
Proceeds From Divestiture of Assets			3,300
Gains losses on disposals of Investment			2,400
Current tax expense	391
Land [Member]
Disclosure Of Disposals [Line Items]
Proceeds From Divestiture of Assets		8
Gains losses on disposals of property plant and equipment		(5)
Other [Member]
Disclosure Of Disposals [Line Items]
Gains losses on disposals of property plant and equipment		CAD (1)
Oil And Gas Assets [Member]
Disclosure Of Disposals [Line Items]
Proceeds From Divestiture of Assets	3,200
Gains losses on disposals of property plant and equipment	CAD 1,300
Oil And Gas Assets [Member] | Heritage Royalty Limited Partnership [Member]
Disclosure Of Disposals [Line Items]
Gains losses on disposals of property plant and equipment			CAD 16